SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of reconciliation of company's financial statements (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Class A ordinary shares issuance costs	$ 14,006,535
Class A Common Stock Subject to Redemption
Gross proceeds	241,500,000
Proceeds allocated to Public Warrants	(11,109,000)
Class A ordinary shares issuance costs	(14,006,535)
Subsequent measurement of carrying value to redemption value	25,216,158
Class A ordinary shares subject to possible redemption	$ 241,600,623